EQUITY - Restricted Shares of Mediton Group (Details) - Restricted share units ("RSU")	Dec. 20, 2021 USD ($)
Restricted Shares of Mediton Group
Number of restricted share units ("RSU")	256
Fair value of the RSUs	$ 822,000
Vesting period	3 years
Percentage of vesting after one year	33.00%
Percentage of vesting in each half year thereafter	16.50%